AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 90.12%
Auto Manufacturers - 2.05%
Navistar International Corp.(a)(b)	2,968	$130,770

Banks - 4.72%
CIT Group, Inc.	2,619	118,771
TCF Financial Corp.(b)	4,057	181,835
		300,606
Biotechnology - 3.71%
Alexion Pharmaceuticals, Inc.(a)(b)	1,354	206,824
Kiadis Pharma N.V.(a)(c)	4,549	29,611
		236,435
Chemicals - 1.96%
Tikkurila Oyj	3,056	124,628

Commercial Services - 5.54%
Cardtronics Plc, Class A(a)(b)	3,309	127,562
HMS Holdings Corp.(a)(b)	3,647	134,155
IHS Markit Ltd.(b)	1,010	91,061
		352,778
Computers & Computer Services - 5.97%
Cubic Corp.	2,678	185,987
Perspecta, Inc.(b)	6,638	193,830
		379,817
Construction Materials - 0.65%
Pinnacle Renewable Energy, Inc.	4,795	41,371

Diversified Financial Services - 8.34%
AFH Financial Group Plc	3,797	24,228
Boston Private Financial Holdings, Inc.(b)	6,697	92,151
Eaton Vance Corp.(b)	4,406	321,946
Genworth MI Canada, Inc.(a)	2,725	92,654
		530,979
Electric - 2.87%
Atlantic Power Corp.(a)	16,939	48,850
PNM Resources, Inc.(b)	2,795	134,188
		183,038
Electronics - 2.77%
FLIR Systems, Inc.(b)	3,300	176,220

Entertainment - 1.53%
Great Canadian Gaming Corp.(a)	2,923	97,387

Healthcare - Products - 8.29%
Cantel Medical Corp.(a)(b)	1,742	129,396
CRH Medical Corp.(a)	24,221	93,260
Oxford Immunotec Global Plc(a)(b)	4,443	97,524

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Shares	Value
COMMON STOCKS - 90.12% (Continued)
Healthcare - Products - 8.29% (Continued)
Varian Medical Systems, Inc.(a)(b)	1,184	$207,520
		527,700
Healthcare - Services - 2.11%
Magellan Health, Inc.(a)(b)	1,439	134,288

Insurance - 7.20%
ProSight Global, Inc.(a)(b)	2,676	33,825
Protective Insurance Corp., Class B	1,460	33,448
RSA Insurance Group Plc	20,265	190,687
Willis Towers Watson Plc(b)	908	200,341
		458,301
Internet - 2.52%
Grubhub, Inc.(a)	2,506	160,559

Media - 1.48%
Tele Columbus AG(a)(c)	13,337	52,057
Tribune Publishing Co.(a)	2,475	42,025
		94,082
Oil & Gas - 1.59%
QEP Resources, Inc.(b)	29,517	101,539

Pharmaceuticals - 0.41%
Handicare Group AB(c)	4,497	26,309

Pipelines - 1.49%
TC PipeLines LP(a)(b)	3,248	94,582

Real Estate Investment Trusts - 0.66%
Anworth Mortgage Asset Corp.(b)	15,190	42,076

Retail - 1.51%
Sportsman's Warehouse Holdings, Inc.(a)(b)	5,664	95,948

Semiconductors - 8.95%
Dialog Semiconductor Plc(a)	2,633	204,589
Maxim Integrated Products, Inc.(b)	1,990	185,409
Xilinx, Inc.(b)	1,381	179,944
		569,942
Software - 9.30%
Change Healthcare, Inc.(a)(b)	7,890	180,444
RealPage, Inc.(a)(b)	2,450	212,611
Slack Technologies, Inc., Class A(a)(b)	4,856	198,756
		591,811
Telecommunications - 1.49%
Cincinnati Bell, Inc.(a)(b)	6,206	94,828

Water - 3.01%
Suez SA	9,193	191,334

TOTAL COMMON STOCKS (Cost $5,641,265)		5,737,328

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 11.58%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund Government Portfolio, Institutional Class	0.026	%(d)	$368,838	$368,838
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.097	%(d)	368,838	368,838
				737,676

TOTAL SHORT-TERM INVESTMENTS (Cost $737,676)				737,676

Total Investments - 101.70% (Cost $6,378,941)				6,475,004

Liabilities in Excess of Other Assets - (1.70)%(e)				(108,478)

NET ASSETS - 100.00%				$6,366,526

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At February 28, 2021, the aggregate fair market value of those securities was $2,562,023, representing 40.24% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021, these securities had a total value of $107,977 or 1.70% of net assets.
(d)	Rate shown is the 7-day effective yield as of February 28, 2021.
(e)	Includes cash held as collateral for short sales and written option contracts.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (3.60%)
Banks - (1.06%)
Morgan Stanley	(875)	$(67,261)

Food - (2.54%)
Just Eat Takeaway.com N.V.	(1,681)	(162,014)

TOTAL COMMON STOCKS (Proceeds $250,017)		(229,275)

TOTAL SECURITIES SOLD SHORT (Proceeds $250,017)		$(229,275)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Aon Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	$—	$—	$—	USD	223,384	$—
Morgan Stanley & Co./ Monthly	Analog Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	195,398	—
Morgan Stanley & Co./ Monthly	Advanced Micro Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	201,134	—
Morgan Stanley & Co./ Monthly	AstraZeneca Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	139,141	—
Morgan Stanley & Co./ Monthly	Salesforce.com, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	81,621	—
Morgan Stanley & Co./ Monthly	Diamondback Energy, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	102,257	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	First Citizen BancShares, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	$—	$—	$—	USD	119,538	$—
Morgan Stanley & Co./ Monthly	Huntington Bancshares, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	186,857	—
Morgan Stanley & Co./ Monthly	Morgan Stanley	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	130,295	—
Morgan Stanley & Co./ Monthly	Ready Capital Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	33,640	—
Morgan Stanley & Co./ Monthly	SVB Financial Group	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	77,320	—
Morgan Stanley & Co./ Monthly	SPGI U.S. Equity	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	94,526	—
Morgan Stanley & Co./ Monthly	STERIS Plc	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	102,957	—
Morgan Stanley & Co./ Monthly	Teledyne Technologies, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	87,927	—
Morgan Stanley & Co./ Monthly	TC Energy Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	95,307	—
Morgan Stanley & Co./ Monthly	Casline Plc	Paid 1 Month SONIA Plus 90 bps (0.949%)	07/08/2022	—	—	—	GBP	11,346	—
Morgan Stanley & Co./ Monthly	William Hill Plc	Paid 1 Month SONIA Plus 90 bps (0.948%)	07/08/2022	—	—	—	GBP	93,785	—
						$—		$1,976,433	$—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	196,190	USD	153,271	Morgan Stanley & Co.	03/15/2021	$900
USD	212,875	CAD	268,590	Morgan Stanley & Co.	03/15/2021	1,811
EUR	14,660	USD	17,557	Morgan Stanley & Co.	03/15/2021	136
USD	986,274	EUR	810,460	Morgan Stanley & Co.	03/15/2021	8,125
GBP	89,500	USD	123,549	Morgan Stanley & Co.	03/15/2021	1,151
USD	24,714	GBP	17,500	Morgan Stanley & Co.	03/15/2021	331
USD	27,047	SEK	224,850	Morgan Stanley & Co.	03/15/2021	414
						$12,868

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	27,080	USD	21,471	Morgan Stanley & Co.	03/15/2021	$(191)
USD	335,557	CAD	429,020	Morgan Stanley & Co.	03/15/2021	(1,578)
EUR	280,560	USD	340,265	Morgan Stanley & Co.	03/15/2021	(1,654)
USD	360,803	GBP	263,300	Morgan Stanley & Co.	03/15/2021	(6,053)
						$(9,476)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	14.69%
Canada	5.10%
France	3.01%
Finland	1.96%
Germany	0.82%
Netherlands	0.46%
Sweden	0.41%
United States	75.25%
Liabilities in Excess of Other Assets	(1.70)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2021 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
EUR - Euro
GBP - British pound
LP - Limited Partnership
Ltd. - Limited
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
SONIA - Sterling OverNight Index Average
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2021 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$5,737,328	$—	$—	$5,737,328
Short-Term Investments	737,676	—	—	737,676
TOTAL	$6,475,004	$—	$—	$6,475,004

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$12,868	$—	$12,868
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(229,275)	—	—	(229,275)
Forward Foreign Currency Exchange Contracts	—	(9,476)	—	(9,476)
TOTAL	$(229,275)	$3,392	$—	$(225,883)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.